Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) - Net period pension cost [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5,372	$ 7,726	$ 8,800
Interest cost	2,270	2,532	4,975
Expected return on plan assets	(2,718)	(2,895)	(5,333)
Amortization of net actuarial loss	469	1,538	7,148
Plan settlement	(3,899)	(140)	(3,332)
Other	445	568	557
Net cost	$ 1,939	$ 9,329	$ 12,815